Shareholders’ Equity - Schedule of RSUs Under the Plan (Details) - RSUs [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Schedule of RSUs Under the Plan [Line Items]
Number of RSUs, Nonvested at beginning of year | shares	857,899
Weighted-average grant date fair value per share, Nonvested at beginning of year | $ / shares	$ 4.24
Number of RSUs, Granted | shares	775,706
Weighted-average grant date fair value per share, Granted | $ / shares	$ 2.89
Number of RSUs, Vested | shares	(861,192)
Weighted-average grant date fair value per share, Vested | $ / shares	$ 3.97
Number of RSUs, Forfeited | shares	(24,907)
Weighted-average grant date fair value per share, Forfeited | $ / shares	$ 4.58
Number of RSUs, Nonvested at end of year | shares	747,506
Weighted-average grant date fair value per share, Nonvested at end of year | $ / shares	$ 3.16